Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan

1. Description of the Plan

The PACCAR Inc Savings Investment Plan (the Plan) is a defined contribution plan covering substantially all non-union U.S. employees of PACCAR Inc and its U.S. subsidiaries (collectively, the Company). Covered employees are eligible to participate in the Plan and receive employer contributions immediately upon participation. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA) and the Internal Revenue Code (the Code). This description of the Plan provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions.

Contributions

Newly hired employees are automatically enrolled in the Plan at a pre-tax contribution rate of 5% unless they elect to not participate in the Plan within 45 days. Participants may elect to contribute no less than 1% and no more than 75% of their respective annual compensation (as defined in the Plan document) subject to the Code’s annual maximum of $23,500 for 2025. Participants may elect to contribute pre-tax contributions, Roth post-tax contributions, or a combination of both. Participants' pre-tax contributions to the Plan are excluded from the participants’ current taxable earnings in accordance with the Code’s Section 401(k). Catch-up contributions through pre-tax and Roth sources are made available under the Plan for those participants age 50 and older. The maximum annual catch-up contribution for 2025 was $7,500.

For eligible participants, for every $1.00 contributed to the Plan up to 5% of eligible pay, the Company makes a matching contribution of $1.00 towards the purchase of PACCAR Inc common stock. Participant contributions (excluding age 50 catch-up deferrals) were matched to the lesser of 5% of the participants’ respective annual compensation or their annual salary deferrals (subject to certain Internal Revenue Service (the IRS) limits). The Company made matching contributions of $49,120,915 during 2025. Matching contributions are allocated to participant accounts each pay period. The Company’s rate of contribution and manner in which the Company makes its contribution, including the use of available forfeitures, shall be decided by the Company at its sole discretion with respect to each Plan year.

Participant Accounts

Individual accounts are maintained for all Plan participants that reflect their contributions and related Company matching contributions to the Plan and any earnings or losses on the Plan’s investments.

Vesting

Plan participants are immediately 100% vested in participant and Company matching contributions when made, plus any investment earnings thereon.

Investment Options

Upon enrollment in the Plan, participants may direct their contributions in whole percentage increments to any of the Plan’s fund options. The Plan designated the Fidelity Freedom Index Funds as the qualified default investment option for employees who do not make an active investment election. Participants may subsequently change their investment options for either existing or future contributions, subject to trading limitations on certain of the Plan’s individual fund options.

Participants generally have the ability to make an unlimited number of transfers-in or transfers-out, at any time, of some or all of their Company matching contribution balances held in the PACCAR Inc common stock fund into any of the other investment fund options within the Plan.

1. Description of the Plan (continued)

Notes Receivable from Participants

Actively employed participants may borrow from their individual accounts a minimum of $1,000, up to the lesser of $50,000 reduced by the highest outstanding loan balance during the previous 12 months, 50% of the participants’ total account balance, or the participants’ total account balance excluding Company matching contributions. Loan terms range from 1 to 5 years, or up to 15 years for the purchase of a primary residence, and early payoffs can be made without penalty. The loans are secured by the balance in the participant’s account and bear interest at a fixed rate equal to the prime rate plus 1%, determined as of the loan date. Interest rates ranged from 4.25% to 9.50% on loans outstanding as of December 31, 2025. Principal and interest are repaid either through after-tax payroll deductions or by personal disbursements sent directly to Fidelity Management Trust Company (the Trustee). Loans outstanding do not affect the amount of annual matching contributions the Company pays to participants’ accounts. The number of loans that a participant can take is limited to two new loans per calendar year.

Benefit Payments

Inactive Employees: Participants who leave the Company may choose a single cash payment, installment payments, partial payments or whole shares of PACCAR Inc common stock included in the participant’s account, plus a cash payment for the remaining balance, or have their account balance remain in the Plan until reaching the Required Beginning Date. Participants who leave the Company whose account balance is less than $1,000 will automatically receive a single cash payment. The Plan will establish an Individual Retirement Account for participants who leave the Company whose account balance is more than $1,000 but less than $7,000, unless they make an election to receive a distribution or rollover their balance to another retirement account.

Active Employees: Payment options for active employees are as follows: (1) employees who have reached age 59½ may elect to have their account balance distributed to them in one lump sum of either all or a portion of their participant account without penalty and (2) employees who have not reached 59½ and have established financial hardship have the option to withdraw from their participant account balance which may, in certain circumstances, result in a penalty.

Plan Termination

It is the intention of the Company that the Plan will continue indefinitely. However, should the Company elect to terminate the Plan subject to the provisions of ERISA, the termination date shall be treated as the valuation date, and the balances in the participants’ accounts will be distributed to them.

Expenses

Investment management fees are charged to the applicable investment fund. Participant recordkeeping fees and other administrative fees may be paid from the Company's general assets or from the Plan's forfeiture account. Loans and other participant fees are charged to each applicable participant account.

The Trustee reimburses the Plan for any excess revenue it receives above fixed agreed-upon amounts. The reimbursement is used to pay for certain Plan administrative expenses.